Provisions, Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Provisions, Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables

EUR'000	2025	2024	2023
Trade and other payables:
Trade payables	22,388	11,577	8,399
Other payables	75,820	32,018	24,237
Total trade and other payables	98,208	43,595	32,636

Schedule of Provisions

EUR'000	2025	2024	2023
Provisions at 1 January:	841	6,899	—
Acquisition of businesses	—	—	6,987
Additions during the year	—	—	—
Utilised during the year	(421)	(4,570)	—
Reversed during the year	(420)	(1,576)	—
Exchange differences	—	88	(88)
Total provisions at 31 December	—	841	6,899
Current	—	841	2,086
Non-current	—	—	4,813